Cover	Sep. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	811-22802
Entity Registrant Name	FS CREDIT OPPORTUNITIES CORP.
Entity Central Index Key	0001568194
Entity Tax Identification Number	46-1882356
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3025 JFK Boulevard, OFC 500
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FSCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false